Income and expenses - Sale by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales by Geographical Area
Sales	$ 1,650,034	$ 2,597,916	$ 1,778,908
Spain
Sales by Geographical Area
Sales	169,390	282,387	251,528
Germany
Sales by Geographical Area
Sales	276,333	442,331	292,774
Other EU Countries
Sales by Geographical Area
Sales	199,789	423,002	383,578
USA
Sales by Geographical Area
Sales	670,854	966,161	515,095
Rest of World
Sales by Geographical Area
Sales	$ 333,668	$ 484,035	$ 335,933